Segment information and revenue - Revenue from contract with customer (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 4,132,357,000	¥ 3,312,290,000	¥ 2,327,846,000
Interest and commission
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	34,320,000	3,177,000
Implementation
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	733,648,000	851,856,000	570,822,000
Operation support services
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,097,719,000	1,061,445,000	582,968,000
Business origination services
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	450,597,000	605,733,000	770,893,000
Revenue from guarantee model
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	191,000	6,706,000	13,657,000
Risk management services
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	534,071,000	362,530,000	327,120,000
Cloud services platform
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,050,179,000	314,338,000
Post implementation support services
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	49,447,000	55,678,000	36,000,000
Others
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 182,376,000	¥ 57,533,000	¥ 40,043,000